PLANT AND EQUIPMENT, NET - Additional information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
PLANT AND EQUIPMENT, NET
Depreciation expenses	¥ 3,130	¥ 2,700